Document And Entity Information	Dec. 13, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 13, 2019
Entity Registrant Name	Tutor Perini Corporation
Entity Incorporation, State or Country Code	MA
Entity File Number	1-6314
Entity Tax Identification Number	04-1717070
Entity Address, Address Line One	15901 Olden Street
Entity Address, City or Town	Sylmar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91342
City Area Code	818
Local Phone Number	362-8391
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TPC
Security Exchange Name	NYSE
Entity Central Index Key	0000077543
Entity Emerging Growth Company	false
Amendment Flag	false